SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
SEGMENTED INFORMATION

18.           SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold. Its activities include gold production, acquisition, exploration and development of gold properties. The Company’s primary mining operations are in the United States, the Russian Federation, Brazil, Chile, Ghana and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure. It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

The Kupol segment includes the Kupol and Dvoinoye mines. These two mines have been aggregated into one reportable segment as they have integrated cost structures, due to the processing of Dvoinoye ore at the Kupol mill, and other shared infrastructure such as the purchasing function.

The Corporate and other segment includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, La Coipa and Lobo-Marte) and non-mining and other operations. These have been aggregated into one reportable segment as they do not generate revenues.

Finance income, finance expense, other income - net, and equity in earnings (losses) of joint ventures are managed on a consolidated basis and are not allocated to operating segments.

i.           Operating segments

The following tables set forth operating results by reportable segment for the following years:

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other (b)	Total
Revenue
Metal sales	$279.6	502.2	249.2	856.3	61.2	734.4	532.8	281.6	—	$3,497.3
Cost of sales
Production cost of sales	213.7	250.6	136.6	412.3	31.5	314.1	230.4	189.7	—	1,778.9
Depreciation, depletion and amortization	90.3	39.8	79.5	163.4	1.7	125.1	130.2	92.6	8.7	731.3
Reversals of impairment charges	—	—	—	(200.7)	—	—	(161.1)	—	—	(361.8)
Total cost of sales	304.0	290.4	216.1	375.0	33.2	439.2	199.5	282.3	8.7	2,148.4
Gross profit (loss)	$(24.4)	211.8	33.1	481.3	28.0	295.2	333.3	(0.7)	(8.7)	$1,348.9
Other operating expense (income)	25.1	(0.3)	7.8	(10.9)	17.0	(8.9)	46.4	(0.9)	33.2	108.5
Exploration and business development	3.4	4.8	12.6	—	0.1	23.0	1.8	8.0	59.8	113.5
General and administrative	—	—	—	—	—	—	—	—	135.8	135.8
Operating earnings (loss)	$(52.9)	207.3	12.7	492.2	10.9	281.1	285.1	(7.8)	(237.5)	$991.1
Other income - net										72.6
Equity in earnings of joint ventures										0.1
Finance income										7.9
Finance expense										(107.9)
Earnings before tax										$963.8

									Non-operating
	Operating segments								segments(a)
		Round	Bald						Corporate and
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Revenue
Metal sales	$325.5	483.9	403.9	663.1	113.6	627.7	307.8	286.0	1.1	$3,212.6
Cost of sales
Production cost of sales	214.4	277.6	174.1	430.5	65.7	288.2	237.3	172.7	—	1,860.5
Depreciation, depletion and amortization	109.7	51.0	99.7	148.9	4.0	133.5	95.5	123.8	6.3	772.4
Total cost of sales	324.1	328.6	273.8	579.4	69.7	421.7	332.8	296.5	6.3	2,632.9
Gross profit (loss)	$1.4	155.3	130.1	83.7	43.9	206.0	(25.0)	(10.5)	(5.2)	$579.7
Other operating expense (income)	38.2	—	7.9	13.8	(1.3)	(0.4)	52.4	(10.3)	36.7	137.0
Exploration and business development	4.7	1.2	11.5	—	0.1	19.2	8.5	6.0	58.0	109.2
General and administrative	—	—	—	—	—	—	—	—	133.0	133.0
Operating earnings (loss)	$(41.5)	154.1	110.7	69.9	45.1	187.2	(85.9)	(6.2)	(232.9)	$200.5
Other income - net										3.2
Equity in losses of joint ventures										(0.3)
Finance income										11.0
Finance expense										(101.2)
Earnings before tax										$113.2

									Non-operating
	Operating segments								segments(a)
		Round	Bald						Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Property, plant and equipment at:
December 31, 2019	$421.1	653.7	685.1	1,748.1	40.6	332.8	1,924.8	152.9	380.9	$6,340.0

Total assets at:
December 31, 2019	$633.2	846.8	862.5	2,024.0	58.5	1,053.4	2,312.5	255.0	1,030.1	$9,076.0

Capital expenditures for year ended December 31, 2019 (c)	$149.3	241.5	249.3	113.5	—	39.7	370.5	16.4	27.1	$1,207.3

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Property, plant and equipment at:
December 31, 2018	$363.3	433.9	513.5	1,585.8	39.5	418.4	1,591.6	232.2	340.9	$5,519.1

Total assets at:
December 31, 2018	$590.1	583.9	686.1	1,832.8	126.6	1,054.9	1,940.6	334.0	914.8	$8,063.8

Capital expenditures for year ended December 31, 2018 (c)	$95.1	196.5	161.1	96.0	—	63.6	454.7	25.5	5.8	$1,098.3
(a)	Non-operating segments include development properties.
(b)	Corporate and other includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, La Coipa and Lobo-Marte).
(c)	Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

ii.           Geographic segments

The following table shows metal sales and property, plant and equipment by geographic region:

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2019	2018	2019	2018
Geographic information (a)
United States	$1,031.0	$1,214.4	$1,765.0	$1,315.6
Russian Federation	734.4	627.7	337.4	423.9
Brazil	856.3	663.1	1,749.3	1,585.5
Chile	61.2	113.6	394.1	358.2
Mauritania	532.8	307.8	1,932.4	1,594.8
Ghana	281.6	286.0	161.8	241.1
Total	$3,497.3	$3,212.6	$6,340.0	$5,519.1
(a)	Geographic location is determined based on location of the mining assets.

iii.        Significant customers

The following table represents sales to individual customers exceeding 10% of annual metal sales for the following periods:

		Round	Bald						Corporate
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$11.3	56.3	17.0	59.4	0.7	145.4	175.5	51.7	—	517.3
2	31.5	49.0	40.4	76.8	8.0	55.8	78.5	57.8	—	397.8
3	24.2	14.5	16.7	181.1	4.1	—	66.6	47.8	—	355.0
										$1,270.1
% of total metal sales										36.3%

		Round	Bald						Corporate
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$38.4	96.2	70.4	46.2	18.1	—	119.4	116.4	—	505.1
2	—	—	—	—	—	376.3	—	—	—	376.3
3	56.1	38.8	19.8	75.3	38.7	—	75.5	56.6	—	360.8
4	17.5	5.6	3.6	186.4	5.5	—	62.0	71.3	—	351.9
										$1,594.1
% of total metal sales										49.6%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold can be sold through numerous commodity market traders worldwide.